Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Taxability Of Cash Distributions Table [Text Block]
For income tax purposes, dividends paid to holders of common stock primarily consist of ordinary income, return of capital, capital gains, qualified dividends and un-recaptured Section 1250 gains, or a combination thereof. For the years ended December 31, 2017, 2016 and 2015, dividends per share held for the entire year were estimated to be taxable as follows:

	2017		2016		2015
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Ordinary income	$2.79	80.2%	$3.28	100%	$3.07	99.7%
Capital gain	0.31	8.9%	—	—%	—	—%
Un-recaptured Section 1250 gain	0.38	10.9%	—	—%	0.01	0.3%
	$3.48	100.00%	$3.28	100.00%	$3.08	100.00%

Summary of Valuation Allowance [Table Text Block]
For the years ended December 31, 2017 and 2016, the components of the Company’s deferred income tax assets and liabilities were as follows (in thousands):

	December 31, 2017	December 31, 2016
Deferred tax assets
Real estate asset basis differences	$—	$13,387
Deferred expenses	—	12,481
Net operating loss carryforward	—	32,585
Accrued liabilities	—	102
	$—	$58,555
Deferred tax liabilities
Real estate asset basis differences	$—	$(311)

Net deferred tax assets, before valuation allowance	$—	$58,244
Valuation allowance	—	(58,244)
Net deferred tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
For the years ended December 31, 2017, 2016, and 2015, the reconciliation of income tax attributable to continuing operations for the TRSs computed at the U.S. statutory rate to the income tax provision was as follows (in thousands):

	2017	2016	2015
Tax expense at U.S. statutory rates on TRS income subject to tax	$2,177	$3,185	$2,506
Effect of permanent differences and other	—	—	(730)
Decrease in valuation allowance	(2,177)	(3,185)	(1,776)
TRS income tax provision	$—	$—	$—